Other costs and other income	12 Months Ended
Dec. 31, 2022
Other costs [Abstract]
Other costs and other income
8. Other costs and other income
8.1 Other costs

Figures in million – SA rand	2022	2021	2020
Care and maintenance	(794)	(737)	(814)
Loss due to dilution of interest in joint operation	—	(4)	(30)
Non-recurring COVID-19 costs	—	(3)	(97)
Corporate and social investment costs	(237)	(288)	(258)
Cost incurred on employee and community trusts	(429)	(744)	(508)
Exploration costs	(12)	(12)	(33)
Non-mining royalties	(235)	(327)	(193)
Strike related costs	(258)	—	(1)
Service entity costs	(569)	(534)	(501)
Loss on deconsolidation of a subsidiary[1]	(309)	—	—
Other	(836)	(369)	(292)
Total other costs	(3,679)	(3,018)	(2,727)
[1] The deconsolidation was as a result of significant changes in the Bapo Trust deed, which resulted in joint control over the relevant activities of the Bapo Trust for the Group. The deconsolidation resulted in a total loss on deconsolidation of R309 million. The total loss on deconsolidation consists of the loss upon recognition of R251 million cash-settled share-based payment obligation (see note 6.7) and the derecognition of cash and cash equivalents of R58 million held by the Bapo Trust
8.2 Other income

Figures in million – SA rand	2022	2021	2020
Income on settlement of legal dispute	—	—	580
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable	71	167	464
Service entity income	464	398	383
Sundry income	429	183	231
Profit on sale of Lonmin Canada[1]	145	—	—
Profit on sale of St Helena Hospital	—	16	—
Gain on deregistration of a subsidiary	1	—	—
Total other income	1,110	764	1,658
[1] The Group disposed of its interest in Lonmin Canada to Magna Mining Incorporated for an aggregate purchase consideration of CAD10 million (Canadian dollars) of which CAD2 million is deferred over twelve months. The transaction concluded during Q4 2022 and resulted in a profit of R145 million recognised in profit or loss. Lonmin Canada held the Denison PGM exploration project in Canada and was acquired as part of the Lonmin plc (subsequently renamed to Sibanye UK Limited) acquisition on 7 June 2019